Loss Per Share	12 Months Ended
Dec. 31, 2018
LOSS PER ORDINARY SHARE
Loss Per Share

NOTE 13-LOSS PER SHARE

Basic and diluted loss per share:

Basic

Basic loss per share is calculated by dividing the result attributable to equity holders of the Company by the weighted average number of Ordinary Shares in issue during the year.

Diluted

All Ordinary Shares underlying outstanding options, RSU’s and warrants have been excluded from the calculation of the diluted loss per share for the years ended December 31, 2018, 2017 and 2016 since their effect was anti-dilutive. The total number of options, RSU’s and warrants excluded from the calculations of diluted loss per share were – 12,211,676, 5,286,095, and 4,491,535 for the years ended December 31, 2018, 2017 and 2016, respectively.

	Year ended December 31
	2018	2017	2016
	U.S. dollars in thousands, except per share data
Basic and diluted:
Loss attributable to equity holders of the Company	$20,458	$10,138	$16,002

Weighted average number of ordinary shares in issue	32,969,094	27,398,169	24,970,585

Loss per ordinary share	$0.62	$0.37	$0.64